Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Weighted average number of common stock - basic (in shares)		175,362,465	175,362,465	175,362,465
Weighted average number of common stock - diluted (in shares)		175,362,465	175,362,465	175,362,465
Net income - basic		$ 166,074	$ 155,244	$ 62,721
Net income - diluted		$ 166,074	$ 155,244	$ 62,721
Basic earnings per share (in usd per share)		$ 0.95	$ 0.89	$ 0.36
Diluted earnings per share (in usd per share)		$ 0.95	$ 0.89	$ 0.36
Ordinary Shares, Titan Atlantic
Earnings per share [line items]
Ordinary shares reorganization (in shares)	175,362,465
Ordinary Shares, Titan America
Earnings per share [line items]
Ordinary shares reorganization (in shares)	175,342,465
Issue of equity (in shares)	2,000
Reverse share split, shares converted (in shares)	10